Segment information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) Customer	Mar. 31, 2025 USD ($) Customer	Mar. 31, 2024 INR (₨) Customer	Mar. 31, 2023 INR (₨) Customer
Disclosure of operating segments [line items]
Revenue	₨ 97,063	$ 1,136	₨ 81,319	₨ 78,223
Percentage of entity revenue	10.00%	10.00%
Number of major customers more than ten percentage of revenue | Customer	1	1	1	5
One Major Customer [Member]
Disclosure of operating segments [line items]
Revenue	₨ 18,108		₨ 23,343
One Major Customer [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue	9,231			₨ 15,983
One Major Customer [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue	₨ 8,877		₨ 7,360
Five Major Customers [Member]
Disclosure of operating segments [line items]
Revenue				11,747
Five Major Customers [Member] | Wind Power [Member]
Disclosure of operating segments [line items]
Revenue				5,138
Five Major Customers [Member] | Solar Power [Member]
Disclosure of operating segments [line items]
Revenue				₨ 6,609